Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Foreign Currency Translation
Beginning Balance	$ (296)	$ (1,526)	$ (969)
Net change	94	1,230	(557)
Ending Balance	(202)	(296)	(1,526)
Gains/(Losses) on Securities
Beginning Balance	195	448	24
Net change	(89)	(253)	424
Ending Balance	106	195	448
Employee Benefit Plans
Begining Balance	(5,717)	(4,386)	(2,686)
Net change	2,708	(1,331)	(1,700)
Ending Balance	(3,009)	(5,717)	(4,386)
Gains/(Losses) on Derivatives & Hedges
Beginning Balance	8	(168)	100
Net change	237	176	(268)
Ending Balance	245	8	(168)
Total Accumulated Other Comprehensive Income/(Loss)
Beginning Balance	(5,810)	(5,632)	(3,531)
Net change	2,950	(178)	(2,101)
Ending Balance	$ (2,860)	$ (5,810)	$ (5,632)